Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	2021	2020
Long-term debt:
Revolving credit facilities (a) (c)	$—	$283.0
Term loan credit facilities (b) (c)	2,341.8	2,583.8
Senior Unsecured Notes (d)	1,302.4	80.0
Fairfax Notes (e)	—	600.0
Senior Unsecured Exchangeable Notes (f)	201.3	201.3
Senior Secured Notes (g)	500.0	—
	4,345.5	3,748.1
Fair value adjustment on term loan credit facilities	—	(0.1)
Debt discount on Fairfax Notes	—	(130.9)
Debt discount on Senior Unsecured Exchangeable Notes	(5.1)	(6.1)
Deferred financing fees	(57.6)	(44.9)
Long-term debt	4,282.8	3,566.1
Current portion of long-term debt	(551.0)	(332.1)
Long-term debt	$3,731.8	$3,234.0

Schedule of Future Minimum Repayments Under Revolving Credit Facilities and Term Loans
The following is a schedule of future minimum repayments under the Company’s term loan credit facilities as of December 31, 2021:

2022	$555.5
2023	376.4
2024	148.9
2025	146.1
2026	851.6
Thereafter	263.3
$2,341.8